Supplemental Financial Information (Condensed Consolidated Statement of Financial Position) (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Total current assets	$ 2,178	$ 2,486
Property, plant and equipment	19,535	18,167
Other assets
Regulatory assets (note 7)	1,419	1,431
Goodwill	5,720	5,835	$ 6,313
Other long-term assets	2,382	3,923
Total other assets	9,521	11,189
Total assets	31,234	31,842
Liabilities and Equity
Total current liabilities	4,875	4,166
Long-term liabilities
Long-term debt	12,339	13,679
Deferred income taxes	1,629	1,285
Regulatory liabilities	1,832	1,886
Equity
Total Emera Incorporated equity	9,204	8,566
Non-controlling interest in subsidiaries	34	35
Total equity	9,238	8,601	$ 8,358
Total liabilities and equity	31,234	31,842
Eliminations
Assets
Total current assets	(179)	(294)
Property, plant and equipment	(6)	5
Other assets
Regulatory assets (note 7)	0	0
Goodwill	0	0
Other long-term assets	(18,115)	(16,955)
Total other assets	(18,115)	(16,955)
Total assets	(18,300)	(17,244)
Liabilities and Equity
Total current liabilities	(2,547)	(1,079)
Long-term liabilities
Long-term debt	0	(6,209)
Deferred income taxes	14	0
Regulatory liabilities	0	0
Equity
Total Emera Incorporated equity	(10,225)	(9,949)
Non-controlling interest in subsidiaries	13	14
Total equity	(10,212)	(9,935)
Total liabilities and equity	(18,300)	(17,244)
Emera Inc. | Reportable Legal Entities
Assets
Total current assets	121	96
Property, plant and equipment	21	23
Other assets
Regulatory assets (note 7)	0	0
Goodwill	3	3
Other long-term assets	12,522	11,994
Total other assets	12,525	11,997
Total assets	12,667	12,116
Liabilities and Equity
Total current liabilities	554	542
Long-term liabilities
Long-term debt	2,210	2,978
Deferred income taxes	0	0
Regulatory liabilities	0	0
Equity
Total Emera Incorporated equity	9,203	8,558
Non-controlling interest in subsidiaries	0	0
Total equity	9,203	8,558
Total liabilities and equity	12,667	12,116
Subsidiary Issuer | Reportable Legal Entities
Assets
Total current assets	10	27
Property, plant and equipment	0	0
Other assets
Regulatory assets (note 7)	0	0
Goodwill	0	0
Other long-term assets	4,591	3,856
Total other assets	4,591	3,856
Total assets	4,601	3,883
Liabilities and Equity
Total current liabilities	2,024	12
Long-term liabilities
Long-term debt	2,513	3,534
Deferred income taxes	2	3
Regulatory liabilities	0	0
Equity
Total Emera Incorporated equity	62	334
Non-controlling interest in subsidiaries	0	0
Total equity	62	334
Total liabilities and equity	4,601	3,883
Guarantor Subsidiaries | Reportable Legal Entities
Assets
Total current assets	1,216	1,486
Property, plant and equipment	14,356	13,099
Other assets
Regulatory assets (note 7)	520	519
Goodwill	5,648	5,762
Other long-term assets	130	1,739
Total other assets	6,298	8,020
Total assets	21,870	22,605
Liabilities and Equity
Total current liabilities	4,121	3,699
Long-term liabilities
Long-term debt	4,026	8,829
Deferred income taxes	852	515
Regulatory liabilities	1,747	1,793
Equity
Total Emera Incorporated equity	6,614	6,072
Non-controlling interest in subsidiaries	0	0
Total equity	6,614	6,072
Total liabilities and equity	21,870	22,605
Non-guarantor Subsidiaries | Reportable Legal Entities
Assets
Total current assets	1,010	1,171
Property, plant and equipment	5,164	5,040
Other assets
Regulatory assets (note 7)	899	912
Goodwill	69	70
Other long-term assets	3,254	3,289
Total other assets	4,222	4,271
Total assets	10,396	10,482
Liabilities and Equity
Total current liabilities	723	992
Long-term liabilities
Long-term debt	3,590	4,547
Deferred income taxes	761	767
Regulatory liabilities	85	93
Equity
Total Emera Incorporated equity	3,550	3,551
Non-controlling interest in subsidiaries	21	21
Total equity	3,571	3,572
Total liabilities and equity	$ 10,396	$ 10,482